Equipment Loans - Schedule of Equipment Loans (Details) (Parenthetical) - Bank [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 30, 2019
Debt maturity date, description	Through 2025		Through 2023
Minimum [Member]
Debt interest rate	5.08%	3.58%
Monthly payments	$ 428	$ 1,100
Maximum [Member]
Debt interest rate	14.41%	14.41%
Monthly payments	$ 10,340	$ 9,200